Share-Based Compensation - Summary of Stock Options (Details) - Restricted Stock shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) shares
Stock Units
Outstanding (in shares)	8,102
Granted (in shares)	2,344
Vested (in shares)	(1,575)
Forfeited (in shares)	(528)
Outstanding (in shares)	8,343
Vested and expected to vest (in shares)	7,238
Weighted Average Contractual Term
Outstanding	2 years 4 months 24 days
Vested and expected to vest	2 years 2 months 23 days
Aggregate Intrinsic Value
Outstanding | $	$ 287,419
Vested and expected to vest | $	$ 249,366